CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loan payable, current	$ 20,977	$ 10,486
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	600,000,000	600,000,000
Common stock, shares issued	26,329,195	6,745,554
Common stock, shares outstanding	26,329,195	6,745,554
Loans payable, measured at fair value
Loan payable, current	$ 20,101	$ 0